income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other
Tax benefits recognized	$ 51	$ 25
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 48	$ 19